Trade Accounts and Other Receivables, Contract Liabilities and Prepayments - Schedule of Trade Accounts Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Accounts Receivables [Abstract]
Trade accounts receivables	$ 18,255,293	$ 19,171,243
Less: Expected credit losses	(15,039,662)	(18,202,132)
Less: Write-off		(927,519)
Total	$ 3,215,631	$ 41,592